May 4, 2016

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:  Document Control - EDGAR

RE:        RiverSource of New York Variable Annuity Account (“Registrant”)

  RiverSource Retirement Advisor Advantage Plus Variable Annuity

  RiverSource Retirement Advisor Select Plus Variable Annuity

  RiverSource Retirement Advisor 4 Advantage Variable Annuity

  RiverSource Retirement Advisor 4 Select Variable Annuity

  RiverSource Retirement Advisor 4 Access Variable Annuity

  RiverSource RAVA 5 Advantage Variable Annuity

  (Offered for contract applications signed prior to 4/30/2012)

  RiverSource RAVA 5 Select Variable Annuity

  (Offered for contract applications signed prior to 4/30/2012)

  RiverSource RAVA 5 Access Variable Annuity

  (Offered for contract applications signed prior to 4/30/2012)

              File Nos. 333-91691/811-07623

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 43 filed on April 28, 2016 and Post-Effective Amendment No. 44 filed on May 2, 2016.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/	Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel